Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of asset transfer from Level 1 to Level 2 on recurring basis			$ 0	$ 0	$ 0
Fair value of asset transfer from Level 2 to Level 1 on recurring basis			0	0	0
Fair value of liabilities transfer from Level 1 to Level 2 on recurring basis			0	0	0
Fair value of liabilities transfer from Level 2 to Level 1 recurring basis			0	0	0
Liabilities measured at estimated fair value on nonrecurring basis			0	0	0
Transfers out of Level 3	300,000	(344,000)	(344,000)
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a recurring basis			$ 0		$ 0